Shareholder Report, Holdings (Details)	Mar. 31, 2026
First Sentier Global Listed Infrastructure Fund - Class I | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
First Sentier Global Listed Infrastructure Fund - Class I | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
First Sentier Global Listed Infrastructure Fund - Class I | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
First Sentier Global Listed Infrastructure Fund - Class I | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
First Sentier Global Listed Infrastructure Fund - Class I | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
First Sentier Global Listed Infrastructure Fund - Class I | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
First Sentier Global Listed Infrastructure Fund - Class I | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
First Sentier Global Listed Infrastructure Fund - Class I | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
First Sentier Global Listed Infrastructure Fund - Class I | Independent Power and Renewable Electricity Producers
Holdings [Line Items]
Percent of Net Asset Value	2.00%
First Sentier Global Listed Infrastructure Fund - Class I | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
First Sentier American Listed Infrastructure Fund - Class I | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
First Sentier American Listed Infrastructure Fund - Class I | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
First Sentier American Listed Infrastructure Fund - Class I | Oil, Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
First Sentier American Listed Infrastructure Fund - Class I | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
First Sentier American Listed Infrastructure Fund - Class I | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
First Sentier American Listed Infrastructure Fund - Class I | Independent Power and Renewable Electricity Producers
Holdings [Line Items]
Percent of Net Asset Value	3.60%
First Sentier American Listed Infrastructure Fund - Class I | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%